5A. CUSTOMER CONCENTRATIONS (Details Narrative)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Three Customers Percentage of Sales
Percent concentration	86.00%	79.00%	81.00%	77.00%
One Customer Percentage of Sales
Percent concentration	32.00%	48.00%	30.00%	46.00%
Three Customers Percentage of Receivables
Percent concentration	88.00%	90.00%
One Customer Percentage of Receivables
Percent concentration	48.00%	61.00%